UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.
(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005
(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1.                    Schedule of Investments
December 31, 2010

MARKET
SHARES		VALUE	TOTAL
MARKETABLE SECURITIES: COMMON STOCK (81.2%)
Biotechnology (80.3%)
Enzo Biochem, Inc. *	934,596 shs	$4,934,667
Keryx Biopharmaceuticals, Inc. *	31,700 shs	$145,186
MiMedx Group, Inc.*	282,342 shs	$284,601
			$5,364,454
Technology (0.0%)
Silverstar Holdings Ltd. *	51,600 shs	$41
			$41
Gaming Industry (.9%)
American Vantage Companies *	474,500 shs	$56,940
			$56,940

TOTAL INVESTMENT IN MARKETABLE SECURITIES (COST – $8,430,748)			$5,421,435

PRIVATE INVESTMENTS & RESTRICTED SECURITIES* (12.0%)
Lifesync Holdings, Inc.(a)	4,675 shs	0
Corente, Inc.(b)	11,793 shs	0
GFK AG 3rd Closing Price Receivable(c)	N/A	$314,091
Mimedx Corp. Common Stock Restricted	100,000 shs	94,500
Mimedx Corp. B-1 Warrants	50,000 wts	12,500
Mimedx Corp. B-2 Warrants	25,000 wts	8,750
Mimedx Corp. B-3 Warrants	25,000 wts	8,750
SurgiVision, Inc. Common Stock	569,684 shs	$333,312
SurgiVision, Inc. Promissory Note		$31,010

TOTAL PRIVATE INVESTMENTS & RESTRICTED SECURITIES (COST – $3,149,667)			$802,913

*              Non-income-producing securities
(a)           Formerly, GMP Companies, Inc.
(b)           Formerly, Openreach.com
(c)           Formerly, Etilize
†             On October 23, 2009, the NYSE Amex (the “Exchange”) accepted the Fund’s plan to regain compliance with Sections 1003(a)(ii) and 1003(a)(iii) of the Exchange’s Company Guide by February 7, 2011 in order to remain listed on the Exchange (the “Plan”).  Section 1003(a)(ii) required the Fund have net assets of not less than $4,000,000 if it had losses in three of its four most recent fiscal years, and Section 1003(a)(iii) required the Fund to have net assets of at least $6,000,000 if it had net losses in its five most recent fiscal years.  The Fund had net assets of $6,273,186 as of the close of business on February 7, 2011, as shown on the Statement of Assets and Liabilities attached as an Exhibit to this Form N-Q, and, accordingly, the Fund has satisfied the Plan to remain listed.

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Item 2.                                Controls and Procedures.

(a)
Registrant's principal executive and principal financial officers agree that Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the 1940 Act, are effective, based on their evaluation of these controls and procedures, as required by Rule 30a-3(b), within 90 days of the filling date of this report.

(b)
During the Registrant's last fiscal quarter, there were no changes in its internal controls over financial reporting that materially affected, or are likely to materially affect, the Registrant's internal controls over financial reporting.

Item 3.                                Exhibits.

(1)           Certification of principal executive officer

(2)           Certification of principal financial officer

(3)           Statement of Assets and Liabilities as of February 7, 2011

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Engex, Inc.

By:           /s/ J. Morton Davis
J. Morton Davis, President

Date:      February 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ J. Morton Davis
J. Morton Davis, President

Date:       February 8, 2011

By:           /s/ Michael Siciliano
Michael Siciliano, Treasurer

Date:       February 8, 2011

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Exhibit (1)

I, J. Morton Davis, certify that:

1.	I have reviewed this report on Form N-Q of Engex, Inc. (the "registrant");

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors:

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 8, 2011

/s/ J. Morton Davis
J. Morton Davis
President

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Exhibit (2)

I, Michael Siciliano, certify that:

1.	I have reviewed this report on Form N-Q of Engex, Inc. (the "registrant");

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors:

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 8, 2011

/s/ Michael Siciliano
Michael Siciliano
Treasurer

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Exhibit (3)

Engex, Inc.
Statement of Assets and Liabilities (February 7, 2011)

ASSETS

Current Assets
PRIVATE INVESTMENTS	$3,151,568.52
PILLAR FUNDS PRIME MMF	460,617.25
COMMON STOCK	8,430,749.78
UNREALIZED APPRECIATION (DEP)	(5,737,562.80)
PREPAID INSURANCE	5,464.00
Prepaid Expenses Legal	5,143.00
PREPAID Exp Amer Stock Exch	803.50
EXCHANGE FEE	10,000.00
ACCT AMORT EXCHANGE FEE	(10,000.00)

Total Current Assets		6,316,783.25

Property and Equipment

Total Property and Equipment		0.00

Other Assets

Total Other Assets		0.00

Total Assets		$6,316,783.25

LIABILITIES AND CAPITAL

Current Liabilities
ACCRUED EXPENSE CURRENT YEAR	$16,581.72
Accrued Expense Pay Prior Year	27,015.52

Total Current Liabilities		43,597.24

Long-Term Liabilities

Total Long-Term Liabilities		0.00

Total Liabilities		43,597.24
(Statement of Assets and Liabilities continue on following page)

Engex, Inc.
Statement of Assets and Liabilities (continued)

Capital
CAPITAL STOCK	162,693.00
PAID IN SURPLUS/EXCESS OF PAR	17,390,889.79
UNREAL APPREC ON INVESTMENTS	(7,085,132.80)
CUM NET REAL LOSS FROM INVEST	(2,778,682.30)
UNDISTRIBUTED NET INVEST LOSS	(2,314,127.37)
UNREALIZED GAIN (LOSS) SHORTS	1,347,569.00
Net Income through February 7, 2011	(450,023.31)

Total Capital		6,273,186.01

Total Liabilities & Capital		$6,316,783.25

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